Subsequent Events (Details) $ / shares in Units, $ in Thousands			3 Months Ended			6 Months Ended
	Aug. 10, 2021 $ / shares	Jul. 21, 2021 SEGMENT $ / shares shares	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 USD ($)
Subsequent Event [Line Items]
Non-cash equity-based compensation expense | $				$ 1,158,597	$ 0	$ 1,158,597	$ 0
Class A Shares
Subsequent Event [Line Items]
Number of consecutive trading days				20		20
Class A Shares | Minimum
Subsequent Event [Line Items]
Weighted-average price of Class A shares equals or exceeds | $ / shares				$ 12.50		$ 12.50
Common Units
Subsequent Event [Line Items]
Non-cash equity-based compensation expense | $				$ 1,121,139	0	$ 1,121,139	0
Earnout Securities
Subsequent Event [Line Items]
Non-cash equity-based compensation expense | $				$ 37,458	$ 0	$ 37,458	$ 0
Earnout Securities | Forecast
Subsequent Event [Line Items]
Non-cash equity-based compensation expense | $			$ 15,000
Subsequent Event
Subsequent Event [Line Items]
Cash dividend (in dollars per share) | $ / shares	$ 0.04
Subsequent Event | Class A Shares
Subsequent Event [Line Items]
Number of consecutive trading days | SEGMENT		20
Subsequent Event | Class A Shares | Minimum
Subsequent Event [Line Items]
Weighted-average price of Class A shares equals or exceeds | $ / shares		$ 12.50
Subsequent Event | Class E Shares
Subsequent Event [Line Items]
Shares converted (in shares)		7,495,432
Subsequent Event | GP Units | Earnout Securities
Subsequent Event [Line Items]
Shares converted (in shares)		7,495,432
Subsequent Event | Common Units
Subsequent Event [Line Items]
Shares issued as a result of conversion (in shares)		42,504,530
Subsequent Event | Common Units | Class C Shares
Subsequent Event [Line Items]
Shares issued as a result of conversion (in shares)		30,266,653
Subsequent Event | Common Units | Class D Shares
Subsequent Event [Line Items]
Shares issued as a result of conversion (in shares)		12,237,877
Subsequent Event | Common Units | Earnout Securities
Subsequent Event [Line Items]
Shares converted (in shares)		42,504,530